CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss from continuing operating after income taxes before noncontrolling interests	$ (32,713,180)	$ (30,577,004)	$ (27,498,414)
Net profit (loss) from discontinued operation after income taxes	7,389,520	(888,943)	3,442,055
Net loss	(25,323,660)	(31,465,947)	(24,056,359)
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	(2,705,401)	(328,367)	2,536,356
Total comprehensive loss	(28,029,061)	(31,794,314)	(21,520,003)
Comprehensive loss attributable to the noncontrolling interests	1,923,314	388,732	88,489
Total comprehensive loss attributable to VisionChina Media Inc. shareholders	$ (26,105,747)	$ (31,405,582)	$ (21,431,514)